Long-term investments	6 Months Ended
Jun. 30, 2020
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments
Long-term investments
Long-term investments consist of the following:

	June 30, 2020	December 31, 2019
Long-term investments carried at fair value
Atlantica (a)	$1,307,814	$1,178,581
Atlantica Yield Energy Solutions Canada Inc.	83,060	88,494
San Antonio Water System (b)	26,650	27,072
	$1,417,524	$1,294,147
Other long-term investments
Equity-method investees (c)	$119,798	$83,497
Development loans receivable from equity-method investees	103,134	36,204
Other	4,939	2,267
Total other long-term investments	$227,871	$121,968

Income (loss) from long-term investments from the three and six months ended June 30 is as follows:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Fair value gain (loss) on investments carried at fair value
Atlantica	$305,606	$136,809	$120,212	$130,991
Atlantica Yield Energy Solutions Canada Inc.	2,897	(15,415)	(1,245)	(15,415)
San Antonio Water System	1,339	—	117	—
	$309,842	$121,394	$119,084	$115,576
Dividend and interest income from investments carried at fair value
Atlantica	$18,426	$17,527	$36,852	$32,904
Atlantica Yield Energy Solutions Canada Inc.	4,813	17,629	8,717	17,629
San Antonio Water System	1,065	—	2,113	—
	$24,304	$35,156	$47,682	$50,533
Other long-term investments
Equity method loss	(1,326)	(2,620)	(2,124)	(4,726)
Interest and other income	1,989	6,732	7,506	18,751
	$334,809	$160,662	$172,148	$180,134

(a)	Investment in Atlantica
AAGES (AY Holdings) B.V. (“AY Holdings”), an entity controlled and consolidated by APUC, has a share ownership in Atlantica Yield plc ("Atlantica") of approximately 44.2% (December 31, 2019 - 44.2%). APUC has the flexibility, subject to certain conditions, to increase its ownership of Atlantica up to 48.5%. The shares were purchased at a cost of $1,036,414. The Company accounts for its investment in Atlantica at fair value, with changes in fair value reflected in the unaudited interim consolidated statements of operations.

6.	Long-term investments (continued)

(b)	San Antonio Water System
On December 30, 2019, the Company and a third-party each contributed C$1,500 to the capital of a new joint venture, created for the purpose of investing in infrastructure opportunities. The Company sold its investment in Abengoa Water USA, LLC to the joint venture and has elected the fair value option under ASC 825, Financial Instruments to account for its investment in the joint venture, with changes in fair value reflected in the unaudited interim consolidated statements of operations.
Subsequent to quarter end, on July 2, 2020, APUC acquired the third-party developer's 50% interest in the joint venture for C$1,581.

(c)	Equity-method investees
The Company has non-controlling interests in various partnerships and joint ventures with a total carrying value of $119,798 (December 31, 2019 - $83,497) including investments in variable interest entities ("VIEs") of $97,220 (December 31, 2019 - $59,091).
Summarized combined information for APUC's investments in significant partnerships and joint ventures is as follows:

	June 30, 2020	December 31, 2019
Total assets	$1,686,942	$833,791
Total liabilities	1,496,166	697,751
Net assets	190,776	136,040
APUC's ownership interest in the entities	98,645	63,624
Difference between investment carrying amount and underlying equity in net assets(a)	21,153	18,487
APUC's investment carrying amount for the entities	$119,798	$82,111

(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments, development fees and transaction costs.
The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company is obligated to provide cash advances and credit support in amounts necessary for the continued development and construction of the equity investees' projects. As of June 30, 2020, the Company had issued letters of credit and guarantees of obligations: under a security of performance for a development opportunity; wind turbine or solar panel supply agreements; engineering, procurement, and construction agreements; purchase and sale agreements; interconnection agreements; energy purchase agreements; renewable energy credit agreements; equity capital contribution agreements; landowner agreements; and construction loan agreement. The fair value of the support provided recorded as at June 30, 2020 amounts to $10,898 (December 31, 2019 - $9,493). The Company is not considered the primary beneficiary of these entities as the partners have joint control and all decisions must be unanimous. Therefore, the Company accounts for its interest in these VIEs using the equity method.

6.	Long-term investments (continued)

(c)	Equity-method investees
Summarized combined information for APUC's VIEs is as follows:

	June 30, 2020	December 31, 2019
APUC's maximum exposure in regards to VIEs
Carrying amount	$97,220	$59,091
Development loans receivable	102,418	35,000
Commitments on behalf of VIEs	1,101,377	1,364,871
	$1,301,015	$1,458,962

The commitments are presented on a gross basis assuming no recoverable value in the assets of the VIEs. The majority of the amounts committed on behalf of VIEs in the above relate to wind turbine or solar panel supply agreements as well as engineering, procurement, and construction agreements.